Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Analysis of Inventories
An analysis of inventories at December 31, 2022 and 2023 is as follows:

	2022	2023
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 26,311,415	Ps. 21,858,519
Less: Reserve for obsolete and slow-moving inventories	(2,316,282)	(2,586,894)

Total	Ps. 23,995,133	Ps. 19,271,625